Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of goodwill, by business segment, are as follows (in thousands):

	LTC	SCG	Total
Goodwill balance as of January 1, 2012	$3,564,486	$490,437	$4,054,923
Goodwill acquired in the year ended December 31, 2012	21,184	—	21,184
Disposition of businesses	(14,258)	—	(14,258)
Other	(546)	—	(546)
Goodwill balance as of December 31, 2012	3,570,866	490,437	4,061,303
Goodwill acquired in the year ended December 31, 2013	—	—	—
Disposition of businesses	(4,145)	—	(4,145)
Other	298	—	298
Goodwill balance as of December 31, 2013	$3,567,019	$490,437	$4,057,456

schedule of finite and infinite lived intangible assets [Table Text Block]
The table below presents the Company’s other identifiable intangible assets, all of which are subject to amortization, except trademark and trade names as described below (in thousands):

				December 31, 2013
	Original Amortization Life (in years)			Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationship assets	6	—	15	$318,281	$(211,191)	$107,090
Trademarks and trade names		—	(a)	13,972	(1,496)	12,476
Non-compete agreements	2	—	15	24,991	(14,970)	10,021
Other	4	—	4	387	—	387
Total				$357,631	$(227,657)	$129,974

				December 31, 2012
	Original Amortization Life (in years)			Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationship assets	6	—	15	$324,632	$(186,736)	$137,896
Trademarks and trade names		—	(a)	16,166	(2,434)	13,732
Non-compete agreements	2	—	15	29,042	(15,571)	13,471
Total				$369,840	$(204,741)	$165,099

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated annual amortization expense for intangible assets subject to amortization at December 31, 2013 for the next five fiscal years is as follows (in thousands):

Year ended	Amortization
December 31,	Expense
2014	$31,238
2015	30,228
2016	19,957
2017	11,894
2018	9,291